O'CONNOR FUND OF FUNDS:  MULTI-STRATEGY
C/O UBS ALTERNATIVE AND QUANTITATIVE INVESTMENTS LLC
677 WASHINGTON BOULEVARD
STAMFORD, CONNECTICUT 06901

March 4, 2011

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Brion R. Thompson

Re:	O'Connor Fund of Funds: Multi-Strategy
(File Nos. 333-170913 and 811-22500)

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that the definitive forms of the Fund's Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2, the text of which was filed electronically with the Securities and Exchange Commission on February 25, 2011.

Very truly yours,

O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

By:	/s/ Robert F. Aufenanger
Robert F. Aufenanger
Authorized Person